RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Opearting Lease Liabilities
RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES

5.	RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES

As of December 31, 2025, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Central, Hong Kong	3 years from November 16, 2024 to November 15, 2027

(a)	Amounts recognized in the consolidated balance sheet:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	4,188,215	2,731,445	350,937

Operating lease liabilities
Current	1,204,436	1,595,543	204,996
Non-current	3,063,509	1,467,966	188,604
	4,267,945	3,063,509	393,600

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.	RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (cont.)

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,895,294	1,719,081	1,456,770	187,166
ROU assets obtained in exchange for operating lease liabilities	—	4,248,914	—	—
Interest of lease liabilities	139,296	61,232	206,828	26,573
Cash paid for operating leases	2,044,020	1,788,518	1,411,265	181,320

(c)	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of December 31, 2025:

	Twelve months ended December 31,
	HK$	US$

2026	1,721,280	221,150
2027	1,506,120	193,507

Total future lease payments	3,227,400	414,657
Less: imputed interest	(163,891)	(21,057)
Present value of lease obligation	3,063,509	393,600

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2025 and 2024 was 5.375% and 5.375%, respectively.

As of December 31, 2025, the weighted-average remaining lease term for the operating lease was 1.91 years.